Summary of Employee Benefit Plans Expenses (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of defined benefit plans [line items]
Total	$ 196	$ 172
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	104	130
Net interest cost (income) on net defined benefit liability (asset)	(6)	6
Defined benefit administrative expenses	2	3
Total	100	139
Principal post retirement benefit plan [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	2	2
Net interest cost (income) on net defined benefit liability (asset)	3	3
Total	5	5
Other pension and post retirement benefit plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	1	2
Net interest cost (income) on net defined benefit liability (asset)	5	5
Past service cost (credit)		1
Defined benefit administrative expenses	1	1
Total	$ 7	$ 9